Revenue	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Revenue

(13) Revenue

Disaggregated Revenue and Geography Information

The following is a summary of revenues by type for the three months ended April 30, 2021 (Successor) and three months ended April 30, 2020 (Predecessor), (in thousands):

	Successor	Predecessor
	Three months ended	Three months ended
	April 30, 2021	April 30, 2020
SaaS and subscription services	$78,575	$101,089
Software maintenance	4,064	5,260
Professional services	8,191	10,946
Perpetual software licenses	871	1,031
Hardware and other	—	3
Total net revenues(1)	$91,701	$118,329

The following table sets forth our revenues by geographic region for the three months ended April 30, 2021 (Successor) and three months ended April 30, 2020 (Predecessor), (in thousands):

	Successor	Predecessor
	Three months ended	Three months ended
	April 30, 2021	April 30, 2020
Revenues:
United States	$70,170	$93,533
Other Americas	4,461	4,931
Europe, Middle East and Africa	12,113	13,787
Asia-Pacific	4,957	6,078
Total net revenues(1)	$91,701	$118,329

Other than the United States, no single country accounted for more than 10% of revenue for all periods presented.

Deferred Revenue

Deferred revenue activity for the three months ended April 30, 2021 was as follows (in thousands):

Deferred revenue at January 31, 2021 (Successor)	$260,584
Billings deferred	67,034
Recognition of prior deferred revenue	(91,701)
Deferred revenue at April 30, 2021 (Successor)	$235,917

Deferred revenue performance obligations relate predominately to time-based SaaS and subscription services that are billed in advance of services being rendered.

Deferred Contract Acquisition Costs

Deferred contract acquisition cost activity for the three months ended April 30, 2021 was as follows (in thousands):

Deferred contract acquisition costs at January 31, 2021 (Successor)	$7,584
Contract acquisition costs	5,491
Recognition of contract acquisition costs	(3,323)
Deferred contract acquisition costs at April 30, 2021 (Successor)	$9,752

(17)Revenue

Revenue Components and Performance Obligations

Subscription services

The Company offers (i) subscriptions for its content offerings, which includes hosted tools that allow users to access and consume its content offerings and (ii) hosted versions of its SumTotal offerings. The Company’s subscription contracts include standard terms and conditions and typically have terms between one and three years. Annual contracts are usually non-cancellable and non-refundable whereas multi-year contracts sometimes allow customers to cancel early at certain anniversary dates. Billing is usually in advance of services being provided, with payments typically due 30 to 60 days from service commencement. The Company’s subscription arrangements usually do not provide customers with the right to take possession of the software and, as a result, are accounted for over time as service arrangements.

Access to the platform represents a series of distinct services as the Company continually provides access to, and fulfill its obligation to, the end customer over the subscription term. The series of distinct services represents a single performance obligation that is satisfied over time. Accordingly, the fixed consideration related to subscription revenue is generally recognized on a straight-line basis over the contract term, beginning on the date that the service is made available to the customer.

Professional services

The Company provides a variety of professional services that generally consist of implementation, integration, consulting and custom content creation services. Most of the Company’s professional service engagements are short in duration, performed on a fixed fee basis with a standard contract with governing terms and conditions. Billing is usually in advance of services being provided, with payments typically due 30 to 60 days from service commencement, however, some customers will negotiate a final milestone billing upon completion of the project. Each service deliverable generally represents a distinct performance obligation and revenue is recognized over time, typically in proportion of the total hours incurred as a percentage of total estimated hours required to complete the project.

Perpetual software licenses, hardware and other

While less common and decreasing in favor of SaaS offerings, the Company also offers perpetual licenses for some of its SumTotal product offerings. The Company also, from time to time, resells off the shelf hardware that works in conjunction with certain of its SumTotal solutions. The Company sells these products to customers under a contract and payment terms are generally 30 to 60 days from delivery. Each individual product sold to a customer represents a distinct performance obligation and revenue is recognized at the point in time when control of the product transfers, which is typically when the product is shipped to the customer or, in the case of certain software licenses, when the software license term commences and is accessible by the customer.

Software maintenance

For customers that previously purchased a perpetual software license for one of the Company’s SumTotal products, the Company offers software maintenance. Software maintenance contracts are provided under the Company’s standard terms and conditions and typically have terms of one year of more. Billing is usually in advance of services being rendered, with payments typically due 30 to 60 days from service commencement. Software maintenance contracts include stand-ready performance obligations to provide software updates, bug fixes and call support. Software maintenance contract performance obligations are satisfied over time and revenue is recognized ratably over the term of the support contract.

Disaggregated Revenue and Geography Information

The following is a summary of revenues by type for the period August 28, 2020 through January 31, 2021 (Successor), February 1, 2020 through August 27, 2020 (Predecessor), and the fiscal years ended January 31, 2020 and 2019 (Predecessor) (in thousands):

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
SaaS and subscription services	$93,205	$234,766	$439,791	$462,240
Software maintenance	4,770	12,079	23,982	30,161
Professional services	9,546	24,499	45,661	38,043
Perpetual software licenses	1,241	2,486	1,885	3,340
Hardware and other	6	21	2,702	357
Total net revenues(1)	$108,768	$273,851	$514,021	$534,141

The following table sets forth our revenues by geographic region for the period August 28, 2020 through January 31, 2021 (Successor), February 1, 2020 through August 27, 2020 (Predecessor), and the fiscal years ended January 31, 2020 and 2019 (Predecessor) (in thousands):

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
Revenues:
United States	$84,248	$217,783	$405,065	$421,746
Other Americas	4,724	8,899	21,925	22,807
Europe, Middle East and Africa	13,934	32,788	61,321	66,244
Asia-Pacific	5,862	14,381	25,710	23,344
Total net revenues(1)	$108,768	$273,851	$514,021	$534,141
(1)

As a result of the Company’s adoption of ASC 606 effective February 1, 2019 using the modified retrospective method, prior period amounts have not been adjusted to conform with ASC 606 and therefore may not be comparable.

Other than the United States, no single country accounted for more than 10% of revenue for all periods presented.

Deferred Revenue

Deferred revenue activity for the period February 1, 2020 through August 27, 2020 (Predecessor) and the period August 28, 2020 through January 31, 2021 (Successor) was as follows (in thousands):

Deferred revenue at February 1, 2020 (includes current and non-current components)	$311,170
Billings deferred	163,333
Recognition of prior deferred revenue	(273,851)
Deferred revenue at August 27, 2020	200,652
Fresh start reporting fair value adjustment	(116,252)
Deferred revenue at August 28, 2020 (Successor)	84,400
Billings deferred	284,952
Recognition of prior deferred revenue	(108,768)
Deferred revenue at January 31, 2021 (Successor)	$260,584

Deferred revenue performance obligations relate predominately to time-based SaaS and subscription services that are billed in advance of services being rendered.

Deferred Contract Acquisition Costs

Deferred contract acquisition cost activity for the period February 1, 2020 through August 27, 2020 (Predecessor) and the periods August 28, 2020 through January 31, 2021 (Successor) was as follows (in thousands):

Deferred contract acquisition costs at February 1, 2020	$22,887
Contract acquisition costs	11,965
Recognition of contract acquisition costs	(14,060)
Deferred contract acquisition costs at August 27, 2020 (Predecessor)	$20,792
Fresh start reporting fair value adjustment	(20,792)
Deferred contract acquisition costs at August 28, 2020 (Successor)	—
Contract acquisition costs	19,973
Recognition of contract acquisition costs	(12,389)
Deferred contract acquisition costs at January 31, 2021 (Successor)	$7,584